STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Jun. 30, 2019	Sep. 30, 2020	Jun. 30, 2020	Jan. 25, 2019
STOCKHOLDERS DEFICIT
Revised authorized preferred shares					20,000,000
Common stock, shares outstanding		29,824,187	116,506,895	103,164,460
Proceeds from issuance of common stock	$ 25,000
Common stock, shares issued durind period		20,860,084
Common stock, shares authorised		250,000,000	750,000,000	750,000,000	250,000,000
Common stock, shares issued		29,824,187	116,506,895	103,164,460